Fair Value Measurements - Summary of Gains and Losses on Forward Foreign Exchange Contracts (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Fair Value Disclosures [Abstract]
Gain (loss) recognized in Other comprehensive income (loss)	$ (17)	$ 1	$ 0	$ (2)	$ 10	$ 0	$ 1
Gain (loss) reclassified from Other comprehensive income (loss) to earnings	$ (6)	$ (1)	$ 5	$ 0